Other Current Assets and Other Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Other Current Assets
9.1

Other current assets

	December 31, 2019		December 31, 2018
Prepaid expenses	Ps.	2,201	Ps.	2,714
Recoverable taxes		268		316
Agreements with customers		294		146
Licenses		575		146
Assets classified as held for sale		197		49
Other		553		49

	Ps.	4,088	Ps.	3,420

Summary of Prepaid Expenses
As of December 31, 2019 and 2018, Company’s prepaid expenses are as follows:

	December 31, 2019		December 31, 2018
Advances for inventories	Ps.	1,359	Ps.	1,500
Advertising and promotional expenses paid in advance		89		510
Advances to service suppliers		60		236
Prepaid leases		239		211
Prepaid insurance		129		117
Others		325		140

	Ps.	2,201	Ps.	2,714

Summary of Other Current Financial Assets
9.2

Other current financial assets

	December 31, 2019		December 31, 2018
Restricted cash	Ps.	92	Ps.	101
Derivative financial instruments (see Note 21)		1,008		735
Note receivables (1)		46		42

	Ps.	1,146	Ps.	878

(1)	The carrying value approximates its fair value as of December 31, 2019 and 2018.

Summary of Carrying of Restricted Cash Pledged	As of December 31, 2019 and 2018, the carrying of restricted cash pledged were:

	December 31, 2019		December 31, 2018
Brazilian reais	Ps.	89	Ps.	98
Chilean pesos		3		3

	Ps.	92	Ps.	101